[LETTERHEAD]

October 12, 2007

Mr. H. Christopher Owings
Assistant Director
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:       Recycle Tech, Inc. (the Company)
Form SB-2 Registration Statement, Amendment No. 2
File Number: 333-142214

Dear Mr. Owings;

This is in response to your August 2, 2007 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

Outside Cover Page of Prospectus

1. Your comment has been noted. The Company made the required additional disclosure.

We have a history of net losses, page 6.

2. The Company has made the appropriate revision.

Because we have a history of losses and have a working capital deficit, our… page 6

3. The Company has made the appropriate revision.

We are dependent on our officers and key personnel and the loss of any of…page 7

4. The Company has made a separate risk factor. The Company has deleted the sentence referenced in your comment letter.

Dilution, page 10

5. The Company has made the appropriate revisions.

Mr. H. Christopher Owings
October 12, 2007

6. The Company has made the appropriate revisions.

Market Information, page 12

7. The Company has made the appropriate revisions.

Management’s Discussion and Analysis of Financial Condition and Results…page 11

8. The Company has modified its narrative.

9. The Company has provided additional disclosure.

10. The Company has provided additional disclosure.

11. The Company has provided additional disclosure.

12. The Company has provided additional disclosure.

13. The Company has corrected the typographical error.

14. The Company has clarified the demand disclosure and deleted the other disclosure.

Liquidity and Capital Resources, page 15

15. The Company does not believe that this arrangement causes material risks to it.

16. The Company has corrected the typographical error.

17. The Company has made the appropriate revision.

18. The Company has made the appropriate revisions.

Our Business, page 16

19. The Company has provided additional disclosure and has deleted disclosure regarding expansion.

20. The Company has provided additional disclosure and has revised and removed disclosure from its web site.

Competition, page 18
21. The Company has provided additional disclosure.

Mr. H. Christopher Owings
October 12, 2007

Directors and Executive Officer, page 18

22. The Company has provided clarifying disclosure.

Security Ownership and Certain Beneficial Owners and Management, page 20

23. The Company has made the appropriate revision.

Experts, page 25

24. The Company has made the appropriate revision.

PLEASE NOTE: THE FOLLOWING RESPONSES REGARDING THE FINANCIAL STATEMENTS HAVE BEEN PROVIDED BY THE COMPANY’S AUDITORS.

Financial Statements, page F-1

25. Comment complied with. Financial statements updated through May 31, 2007.

     26. Company has added an accrual of $500 per month ($6,000 per year) for executive services for the years ended May 2006 and 2007.

Statements of Stockholders’ Equity, page F-6

27. Comment complied with. See language added to the pertinent line item on the statement of stockholders' equity.

Statements of Cash Flows, page F-7

28. Although the Staff refers in this comment to our balance sheet as of March 31, 2005, our last filing presented no balance sheet at March 31, 2005, rather one at May 31, 2005. Therefore we respond to the comment as if addressed to the May 31, 2005 balance sheet. The deferred costs of $20,000 on the May 31, 2005 balance sheet are addressed on the statement of cash flows for the same period under "cash flows from investing activities" as a reduction in cash of $20,000. This period is when the cash was expended for deferred offering costs. The proceeds from the offering, which were received in the year ended May 31, 2006 are addressed on the statement of cash flows under "cash flows from financing activities", heading "issuance of common stock" in the amount $50,600, of which $47,300 were from the offering and $3,300 from sales to founders. We believe this sequential presentation to be correct, and the language added to comment 27 will help clear up any confusion.

Mr. H. Christopher Owings
October 12, 2007

Note 1. Organization, Operations and Summary of Significant Accounting…page F-9

29. Company has revised its sales returns and allowances policy wording under "Revenue recognition". Returns in 2006 and 2007 were minimal and not material.

30. Comment complied with. Company has added FIN 45 - 14a disclosures under "Revenue recognition".  The Company recognized no expense or accruals related to product warranties.

Part II. Information Not Required in Prospectus, page II-1

Item 28. Exhibits, page II-4

31. The Company has provided additional undertaking.

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at (303) 306-1967.

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David J. Wagner
David J. Wagner